Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current assets:
Cash and cash equivalents	$ 10,904	$ 59,837
Accounts receivable, less allowance for doubtful accounts of $54 and $339, respectively	119,169	92,221
Contracts receivable	939	911
Inventories	410,331	343,144
Assets held for sale	5,979	8,656
Refundable income taxes	3,866	8,385
Other current assets	4,254	3,145
Total current assets	555,442	516,299
Pension assets	52,866	62,851
Right-of-use assets operating, net	34,008	42,193
Right-of-use assets financing, net	34,867	30,611
Property, plant, and equipment, net	268,043	248,583
Other assets	1,804	8,811
Total assets	947,030	909,348
Current liabilities:
Accounts payable	87,602	74,089
Deferred revenue	7,655	4,287
Accrued vacation	11,611	11,660
Accrued payroll	16,998	15,366
Other accrued expenses	23,269	24,403
Current portion of long-term debt and lease obligations	26,020	28,325
Total current liabilities	173,155	158,130
Long-term debt, less current portion	109,624	94,085
Operating lease obligations, less current portion	22,533	27,769
Financing lease obligations, less current portion	19,942	19,232
Deferred income tax liability, net	32,944	28,306
Other liabilities	4,995	4,011
Total liabilities	363,193	331,533
Stockholders’ equity:
Preferred stock	644	663
Common stock	3,041	3,041
Additional paid-in capital	98,641	98,502
Treasury stock, at cost	(128,879)	(91,198)
Accumulated other comprehensive loss	(26,468)	(19,067)
Retained earnings	636,858	585,874
Total stockholders’ equity	583,837	577,815
Total liabilities and stockholders’ equity	$ 947,030	$ 909,348